ACQUISITION - summary of finalized fair value of the assets and assumed liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 02, 2021
Finite-Lived Intangible Assets [Line Items]
Inventory			$ 2,408
Other current assets			741
Property and equipment	$ 4,416	$ 2,696	25
Internal-use software and website			348
Total identifiable assets			7,265
Accounts payable			151
Deferred revenue			3,224
Total Liabilities			3,375
Inventory			2,408
Other current assets			741
Property and equipment			26
Internal-use software and website			348
Customer relationships			2,538
Developed technology			748
Trade name			438
Security Deposits			19
Total identifiable assets			7,266
Liabilities assumed
Accounts payable			151
Deferred revenue			3,224
Total liabilities			3,375
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets			2,538
Developed technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets			748
Trade Names
Finite-Lived Intangible Assets [Line Items]
Intangible assets			438
Security Deposits
Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 19